Stockholders' equity - Stock-based compensation - Stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options, Additional Disclosures
Outstanding, Number, Beginning Balance (in shares)	420	420	405
Granted (in shares)			284
Forfeited and cancelled (in shares)			(269)
Outstanding, Number, Ending Balance (in shares)	420	420	420	405
Options Exercisable, Number, Beginning	420	408	200
Options Exercisable, Number, Ending	420	420	408	200
Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 4,240.22	$ 4,240.22	$ 8,700.61
Granted (in dollars per share)			58.96
Forfeited and cancelled (in dollars per share)			6,541.26
Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	4,240.22	4,240.22	4,240.22	$ 8,700.61
Options Exercisable, Exercise price, beginning (in dollars per share)	4,240.22	4,149.85	12,834.89
Options Exercisable, Exercise price, ending (in dollars per share)	$ 4,240.22	$ 4,240.22	$ 4,149.85	$ 12,834.89
Options, Outstanding, Remaining Contractual Term	6 years 9 months 18 days	7 years 6 months	8 years 7 months 6 days	8 years 6 months
Vested and exercisable (years)		7 years 6 months	8 years 7 months 6 days	8 years 1 month 6 days
Options Exercisable, Remaining Contractual Term	6 years 9 months 18 days	7 years 6 months
Options Exercisable, Intrinsic value		$ 0	$ 0